Business Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Segment [Abstract]
BUSINESS SEGMENT
15.	BUSINESS SEGMENT

The revenues and cost of goods sold from operation consist of the followings for the three months ended March 31, 2018 and 2017.

	2018		2017
	Revenues	Cost of sales	Revenues	Cost of sales
Trading	323,118	321,839	-	-
Import & Custom Clearance Service	26,704
Total	$349,822	$321,839	$-	$-
Loss on sales	$-	$-	$30,661	$-

15.	BUSINESS SEGMENT

The revenues and cost of goods sold from operation consist of the following:

	Years Ended		Years Ended
	December 31,	December 31,	December 31,	December 31,
	2017	2017	2016	2016
	Revenues	Cost of sales	Revenues	Cost of Sales
Import & Custom Clearance Service	51,871	-	105,087	-
Trading	36,014	35,869		-
Total	$87,884	$35,869	$105,087	$-